EQUITY (Schedule of Stock Option Activity by Exercise Price) (Details) - Employee [Member]	12 Months Ended
Dec. 31, 2016 $ / shares shares
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding as of December 31, 2016 | shares	2,400,000
Options outstanding, Weighted average remaining contractual life (years)	4 years 4 months 24 days
Options outstanding, Weighted average exercise price	$ 5.0
Options exercisable as of December 31, 2016 | shares	753,081
Options exercisable, Weighted average exercise price of exercisable options	$ 5.1
$3.14-4.62 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price, lower limit	3.14
Exercise Price, upper limit	$ 4.62
Options outstanding as of December 31, 2016 | shares	360,000
Options outstanding, Weighted average remaining contractual life (years)	4 years 2 months 12 days
Options outstanding, Weighted average exercise price	$ 4.1
Options exercisable as of December 31, 2016 | shares	104,250
Options exercisable, Weighted average exercise price of exercisable options	$ 4.0
$4.79-6.72 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price, lower limit	4.79
Exercise Price, upper limit	$ 6.72
Options outstanding as of December 31, 2016 | shares	2,040,000
Options outstanding, Weighted average remaining contractual life (years)	4 years 6 months
Options outstanding, Weighted average exercise price	$ 5.2
Options exercisable as of December 31, 2016 | shares	648,831
Options exercisable, Weighted average exercise price of exercisable options	$ 5.3